INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Operating Loss Carryforwards	$ 1,162,262	$ 441,016
Operating Loss Carryforwards, Expiration Date	2033
Deferred Tax Assets, Goodwill and Intangible Assets	$ 126,000